Valuation and Qualifying Accounts (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Allowance for doubtful accounts and sales returns
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	¥ 67,625		¥ 71,009		¥ 90,531
Additions	42,450		26,960		33,441
Deductions	(42,180)	[1]	(37,823)	[1]	(49,509)	[1]
Other	7,618	[2]	7,479	[2]	(3,454)	[2]
Balance at end of period	75,513		67,625		71,009
Valuation allowance - Deferred tax assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	931,247		868,233		473,713
Additions	112,533	[3]	86,215	[3]	469,788	[3]
Deductions	(57,914)		(59,179)		(22,904)
Other	41,664	[4]	35,978	[4]	(52,364)	[4]
Balance at end of period	¥ 1,027,530		¥ 931,247		¥ 868,233

[1]	Reversal including amounts written off.
[2]	Translation adjustment.
[3]	Including a valuation allowance against deferred tax assets which Sony Ericsson had prior to its acquisition during the fiscal year ended March 31, 2012. Refer to Note 21 of the consolidated financial statements.
[4]	Translation adjustment and the effect of changes in statutory tax rate.